ORGANIZATION AND DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
ORGANIZATION AND DESCRIPTION OF THE BUSINESS	ORGANIZATION AND DESCRIPTION OF THE BUSINESS
a) Brookfield Infrastructure Partners L.P.
Brookfield Infrastructure Partners L.P. (our “partnership” and, together with its subsidiaries and operating entities, “Brookfield Infrastructure”) owns and operates utilities, transport, midstream and data businesses in North and South America, Europe and the Asia Pacific region. Our partnership was formed as a limited partnership established under the laws of Bermuda, pursuant to a limited partnership agreement dated May 17, 2007, as amended and restated. Our partnership is a subsidiary of Brookfield Asset Management Inc. (“Brookfield”). Our partnership’s units are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbols “BIP” and “BIP.UN”, respectively. Our cumulative Class A preferred limited partnership units, Series 1, Series 3, Series 5, Series 7, Series 9 and Series 11 are listed on the Toronto Stock Exchange under the symbols “BIP.PR.A”, “BIP.PR.B,” “BIP.PR.C,” “BIP.PR.D,” “BIP.PR.E” and “BIP.PR.F”, respectively. Our cumulative Class A preferred limited partnership units, Series 13 and Series 14, are listed on the New York Stock Exchange under the symbols “BIP.PR.A” and “BIP.PR.B,” respectively. Our partnership’s registered office is 73 Front Street, 5th Floor, Hamilton HM 12, Bermuda.
In these notes to the consolidated financial statements, references to “units” are to the limited partnership units in our partnership other than the preferred units, references to our “preferred units” are to preferred limited partnership units in our partnership and references to our “unitholders” and “preferred unitholders” are to the holders of our units and preferred units, respectively. References to “Class A Preferred Units,” “Series 1 Preferred Units,” “Series 3 Preferred Units,” “Series 5 Preferred Units,” “Series 7 Preferred Units,” “Series 9 Preferred Units,” “Series 11 Preferred Units,” “Series 13 Preferred Units,” and “Series 14 Preferred Units” are to cumulative Class A preferred limited partnership units, cumulative Class A preferred limited partnership units, Series 1, cumulative Class A preferred limited partnership units, Series 3, cumulative Class A preferred limited partnership units, Series 5, cumulative Class A preferred limited partnership units, Series 7, cumulative Class A preferred limited partnership units, Series 9, cumulative Class A preferred limited partnership units, Series 11, cumulative Class A preferred limited partnership units, Series 13, and cumulative Class A preferred limited partnership units, Series 14, in our partnership, respectively.
a) Brookfield Infrastructure Corporation
On August 30, 2019, Brookfield Infrastructure Corporation (“BIPC”) was established by the partnership. On March 30, 2020, the partnership contributed our U.K. regulated distribution operation and Brazilian regulated gas transmission operation to BIPC. On March 31, 2020, the partnership completed a special distribution (the “special distribution”) whereby unitholders as of March 20, 2020 (the “Record Date”) received one class A exchangeable subordinate voting share (“BIPC exchangeable share”) for every nine units held. Immediately prior to the special distribution, the partnership received exchangeable shares through a distribution by Brookfield Infrastructure L.P. (“Holding LP”), or the Holding LP Distribution, of the BIPC exchangeable shares to all of its unitholders. As a result of the Holding LP Distribution, (i) Brookfield and its subsidiaries received approximately 13.7 million BIPC exchangeable shares and (ii) the partnership received approximately 32.6 million BIPC exchangeable shares, which it subsequently distributed to unitholders pursuant to the special distribution. Immediately following the special distribution, (i) holders of units held approximately 70.4% of the issued and outstanding BIPC exchangeable shares (ii) Brookfield and its affiliates held approximately 29.6% of the issued and outstanding BIPC exchangeable shares, and (iii) a subsidiary of the partnership owned all of the issued and outstanding class B multiple voting shares, or class B shares, which represent a 75.0% voting interest in BIPC, and all of the issued and outstanding class C non-voting shares, or class C shares, of BIPC, which entitle the partnership to the residual value in BIPC after payment in full of the amount due to holders of BIPC exchangeable shares and class B shares. The partnership directly and indirectly controlled BIPC prior to the special distribution and continues to control BIPC subsequent to the special distribution through its interests in the company.
The BIPC exchangeable shares are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”.
i) BIPC exchangeable shares
At any time, holders of BIPC exchangeable shares have the right to exchange all or a portion of their BIPC exchangeable shares for one unit per BIPC exchangeable share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received, on a fixed-for-fixed basis. BIPC or the partnership, as applicable, has the ability to satisfy exchanges of BIPC exchangeable shares in units instead of cash. Additionally, the partnership has the ability to exchange all BIPC exchangeable shares for units at our election, on a fixed-for fixed basis. As a result of these characteristics, BIPC exchangeable shares have been classified as non-controlling interests in the interim condensed and consolidated financial statements of our partnership.
ii) Basic and diluted income per unit:
The special distribution resulted in the issuance of approximately 46.3 million exchangeable shares.